Commitments and Contingencies (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Rent expense - additional disclosures
Rental expenses	¥ 139,400	¥ 79,400	¥ 59,600
Total
Commitments
2016	918,151
2017	568,152
2018	90,633
2019	12,587
Beyond 2019	16,575
Total	1,606,098
Rental Commitments
Commitments
2016	105,095
2017	90,505
2018	60,411
2019	7,887
Beyond 2019	12,047
Total	275,945
Server Custody Fee Commitments
Commitments
2016	27,672
2017	6,071
2018	3,600
Total	37,343
Capital Commitments
Commitments
2016	719,424
2017	456,236
2018	16,612
Total	1,192,272
Office Machines and Other Commitments
Commitments
2016	65,960
2017	15,340
2018	10,010
2019	4,700
Beyond 2019	4,528
Total	¥ 100,538